Schedule of Investments (unaudited) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 2.5%
Black Belt Energy Gas District, RB
4.00%, 10/01/52	$1,195	$1,188,377
Series A, 4.00%, 12/01/52	1,935	1,863,600
Series C-1, 5.25%, 02/01/53	1,160	1,229,816
Series F, 5.50%, 11/01/53	735	779,661
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53	670	723,182

		5,784,636

Arizona — 4.0%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	215	207,593
Series G, 5.00%, 07/01/47	430	388,802
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	947,942
Series B, AMT, Junior Lien, 5.00%, 07/01/49	1,405	1,450,057
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,162,791
5.00%, 12/01/37	4,885	5,080,913

		9,238,098

Arkansas — 2.0%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	1,450	1,296,815
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	755	740,463
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,604,254

		4,641,532

California — 16.4%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/33(c)	3,420	2,568,095
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	332,199
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 4.00%, 11/01/45	3,330	3,335,408
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	1,500	1,541,353
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51	1,940	1,822,766
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	205	141,788
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	105	85,137
4.00%, 12/01/56	200	143,536
Series A, 4.00%, 06/01/58	570	444,780
Senior Lien, 3.13%, 06/01/57	445	306,005
Series A, Senior Lien, 4.00%, 12/01/58	195	150,904
Glendale Community College District, GO, Series D, 7.00%, 08/01/34	2,475	2,893,807
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, (BAM), 4.00%, 03/01/42	2,460	2,400,552
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	12,000	6,566,136

Security	Par (000)	Value

California (continued)
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(d)	$4,000	$4,275,848
Series B, Election 2006, 0.00%, 08/01/30(c)	2,270	1,853,761
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,305	1,228,366
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(e)	4,200	4,817,698
Santa Cruz County Capital Financing Authority, RB, Series A, 4.00%, 06/01/45	2,510	2,514,069
State of California, Refunding GO, 4.00%, 10/01/44	510	512,061

		37,934,269

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	725	791,446
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	970	857,760
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,664,829
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/52	1,030	1,101,390

		4,415,425

Florida — 13.5%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,876,191
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	89,356
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	465	122,220
Series A, 0.00%, 09/01/53	500	104,386
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	770	697,931
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	775	808,885
County of Miami-Dade Florida, RB(c)
0.00%, 10/01/32	5,000	3,593,090
0.00%, 10/01/33	15,375	10,557,258
County of Miami-Dade Seaport Department, ARB, Series B, AMT, 6.00%, 10/01/23(e)	3,000	3,027,927
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/42	325	343,180
Series A, AMT, 5.00%, 10/01/47	540	563,909
Series A, AMT, 5.25%, 10/01/52	255	271,170
Series A-1, AMT, (AGM), 4.00%, 10/01/45	695	653,546
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	445	166,779
Series A-2, 0.00%, 10/01/42	595	202,600
Series A-2, 0.00%, 10/01/46	420	114,149
Series A-2, 0.00%, 10/01/47	680	173,806
Series A-2, 0.00%, 10/01/48	240	57,688
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	182,211
Escambia County Health Facilities Authority, Refunding RB, 5.00%, 08/15/38	1,200	1,237,549
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	300	296,714

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/52	$775	$709,359
Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,157,708
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	1,840	1,874,581
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,590	1,468,052

		31,350,245

Georgia — 2.7%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	145	135,042
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	156,864
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	717,488
Georgia Housing & Finance Authority, Refunding RB, 3.70%, 06/01/49	1,450	1,295,885
Georgia Ports Authority, ARB, 4.00%, 07/01/52	330	317,204
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	525	525,806
Series A, 5.00%, 06/01/53(a)	1,820	1,916,990
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	320,652
Series A, 5.00%, 01/01/59	770	783,754

		6,169,685

Hawaii — 1.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	925	949,713
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	2,770	2,648,824

		3,598,537

Idaho — 1.3%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 03/01/39	3,000	3,022,629

Illinois — 7.1%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,247,703
Series D, 5.00%, 12/01/46	1,635	1,616,073
Series H, 5.00%, 12/01/36	375	379,098
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	550	559,802
Series C, 5.00%, 12/01/34	370	378,774
Series D, 5.00%, 12/01/26	675	692,693
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,900	1,907,879
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,400,655
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	633,307
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	957,533
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	100	101,405
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	590	591,806
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	455	392,322

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO
5.00%, 02/01/39	$1,000	$1,003,569
5.50%, 05/01/39	1,610	1,762,589
Series A, 5.00%, 04/01/38	200	200,826
Series D, 5.00%, 11/01/27	1,585	1,698,508

		16,524,542

Kentucky — 6.0%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	124,240
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,000	2,075,910
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/23(c)	8,500	8,380,728
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	470	462,658
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Series C, Convertible, 6.45%, 07/01/34	1,000	1,172,185
Series C, Convertible, 6.60%, 07/01/39	1,395	1,590,117

		13,805,838

Louisiana — 0.8%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(e)	1,790	1,822,136

Maryland — 0.5%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	260,586
5.25%, 07/01/44	260	258,521
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/55	705	719,030

		1,238,137

Massachusetts — 3.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 5.00%, 06/01/50	3,025	3,306,337
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	920,803
Series A, 5.00%, 01/01/47	1,010	1,013,209
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,282,165
5.00%, 04/15/40	600	603,024
Series A, 4.00%, 06/01/29(e)	235	256,835
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.85%, 06/01/46	35	30,601
Series D-1, 2.55%, 12/01/50	440	285,028

		7,698,002

Michigan — 2.7%
Michigan Finance Authority, RB
4.00%, 02/15/50	1,040	968,247
4.00%, 02/15/44	420	405,563
Series A, 4.00%, 11/15/50	295	271,313
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	841,113
Michigan State Housing Development Authority, RB, S/F Housing
Series B, 2.95%, 12/01/39	375	324,211

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing (continued)
Series D, 5.10%, 12/01/37	$1,560	$1,668,799
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,705	1,727,885

		6,207,131

Minnesota — 3.9%
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	700	636,191
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,652,152
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	288,532
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	473,176
Minnesota Higher Education Facilities Authority, RB
Series 8-K, 4.00%, 03/01/43	615	565,307
Series A, 5.00%, 10/01/47	390	409,512
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,008,720

		9,033,590

Missouri — 2.2%
Health & Educational Facilities Authority of the State of Missouri, RB
Series A, 5.00%, 10/01/23(e)	750	755,388
Series A, 5.00%, 06/01/42	860	901,357
Series A, 5.00%, 06/01/47	1,230	1,277,334
Series C-2, 5.00%, 10/01/34	1,500	1,510,381
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	575	605,278

		5,049,738

Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	600	611,192

Nevada — 0.7%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,521,100
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(b)	125	126,018

		1,647,118

New Hampshire(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	505	424,871
Series C, AMT, 4.88%, 11/01/42	220	191,163

		616,034

New Jersey — 7.2%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	165	173,008
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	1,510	15,508
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	1,001,537
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/27(e)	160	175,132
AMT, (AGM), 5.13%, 07/01/42	300	302,187
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	765	760,858

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/38	$290	$296,127
Series AA, 4.00%, 06/15/40	820	806,061
Series AA, 5.00%, 06/15/45	1,350	1,377,545
Series AA, 5.00%, 06/15/46	600	611,826
Series AA, 4.00%, 06/15/50	1,440	1,323,467
Series AA, 5.00%, 06/15/50	640	676,325
Series BB, 4.00%, 06/15/50	1,200	1,114,170
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	1,600	941,574
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	240	257,215
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	790	788,655
Series A, 4.00%, 01/01/48	790	771,907
Series E, 5.00%, 01/01/45	820	837,592
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,570	4,533,879

		16,764,573

New York — 15.3%
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,628,424
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,667,116
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	765	801,889
Series C-1, 4.75%, 11/15/45	1,700	1,720,681
Series C-1, 5.00%, 11/15/50	550	564,115
Series C-1, 5.25%, 11/15/55	810	844,129
Series C-1, 5.00%, 11/15/56	320	323,946
New York City Municipal Water Finance Authority, RB, Series GG, 4.00%, 06/15/50	4,500	4,417,371
New York City Municipal Water Finance Authority, Refunding RB, Series BB, 4.00%, 06/15/47	6,000	5,899,968
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,570	1,570,096
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/44	215	235,674
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,400	1,400,207
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	790,610
New York Liberty Development Corp., Refunding RB
Series A, 2.88%, 11/15/46	745	529,136
Series A, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,252,056
Series A, 3.00%, 11/15/51	920	666,519
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	1,810	1,733,678
Series A, 4.00%, 11/15/55	350	331,198
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/41	800	804,575
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/36	400	426,940
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	945	992,044
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,395	1,273,879

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	$1,815	$1,906,670
186th Series, AMT, 5.00%, 10/15/36	250	256,477
Series 197, AMT, 5.00%, 11/15/35	220	232,285
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,105	2,053,417
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,168,098

		35,491,198

North Carolina — 0.3%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.00%, 07/01/51	190	174,385
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	630	611,150

		785,535

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,705	3,452,389
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	3,000	3,000,381
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(e)	1,800	1,824,429
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	250	230,171
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	20	20,580

		8,527,950

Oklahoma — 1.1%
Oklahoma City Public Property Authority, Refunding RB
5.00%, 10/01/36	800	837,538
5.00%, 10/01/39	280	287,604
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	680	632,422
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	411,364
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	315	312,105

		2,481,033

Oregon — 2.6%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	579,914
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,529,693
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	2,625	2,897,926

		6,007,533

Pennsylvania — 12.0%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	875	897,212
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,785	2,745,511
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36	2,400	2,483,549
Delaware River Port Authority, RB, 4.50%, 01/01/24(e)	2,000	2,016,638
Mckeesport Area School District, Refunding GO, (FGIC, SAW), 0.00%, 10/01/31(c)(h)	500	384,355

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 5.00%, 05/01/57	$1,200	$1,232,921
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	1,610	1,622,891
AMT, 5.50%, 06/30/41	810	875,975
AMT, 5.75%, 06/30/48	700	760,535
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	810,727
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	155	115,819
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,270	3,181,592
Pennsylvania Turnpike Commission, RB
Series C, 5.00%, 12/01/39	850	872,039
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	2,735	2,798,870
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	2,000	2,044,636
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	800	828,874
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	4,105,457

		27,777,601

Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	1,593	1,495,574
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	4,770	1,297,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	5,324	5,119,894
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,351,347
Series A-2, Restructured, 4.33%, 07/01/40	861	799,774

		10,063,614

Rhode Island — 1.7%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, 3.75%, 05/15/32	1,845	1,885,223
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,205	1,150,293
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,000	1,002,299

		4,037,815

South Carolina — 3.1%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	755	642,911
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	1,895	1,955,159
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,110	1,925,810
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	2,500	2,179,660
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.35%, 07/01/47	420	409,754

		7,113,294

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 4.6%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	$875	$875,673
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	615	587,128
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/45	1,000	965,277
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	910	943,850
Tennergy Corp., RB(a)
Series A, 4.00%, 12/01/51	1,080	1,080,044
Series A, 5.50%, 10/01/53	950	1,021,976
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,175	3,357,591
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	1,845	1,910,334

		10,741,873

Texas — 15.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	380	403,363
7.88%, 11/01/62	330	339,381
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	1,970	1,996,782
Series C, 5.00%, 08/15/42	2,030	2,050,422
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	475	457,751
Sub-Series A, AMT, 4.00%, 07/01/48	400	363,034
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	210	206,350
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	450	442,868
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	2,175	2,080,244
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(c)	5,000	2,139,270
Howe Independent School District, GO, (PSF), 4.00%, 08/15/43	1,680	1,682,354
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(e)	6,000	3,458,124
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(e)	16,780	8,576,812
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	915,566
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	1,410	1,371,397
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,075	1,139,160
Series A, 4.00%, 07/01/53	465	423,536
Series A, 5.00%, 07/01/53	575	598,508
Series B, 5.00%, 07/01/36	565	605,638
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA COLL), 4.25%, 09/01/43	195	194,460
Series A, (GNMA COLL), 3.75%, 09/01/49	320	310,412
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,391,267

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	$2,480	$2,482,103
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/35	420	226,260
0.00%, 08/01/36	235	117,496
0.00%, 08/01/37	305	141,726
0.00%, 08/01/38	315	136,624
0.00%, 08/01/44	1,370	403,681
0.00%, 08/01/45	1,800	494,982

		35,149,571

Utah — 0.5%
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	199,017
4.00%, 04/15/42	600	567,705
5.38%, 06/15/48(b)	260	242,479
Utah Housing Corp., RB, S/F Housing, Series D2, Class III, 4.00%, 01/01/36	245	243,380

		1,252,581

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	290	291,101

Virginia — 0.9%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.38%, 03/01/36	735	584,366
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	830	653,725
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	966,431

		2,204,522

Washington — 0.6%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	644,122
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	744	698,477

		1,342,599

Wisconsin — 1.6%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	125	119,465
Class A, 6.13%, 06/15/57	140	134,772
Series A, 5.00%, 06/01/36(b)	100	96,455
Series A, 5.00%, 10/15/50(b)	875	782,274
Series A, 5.00%, 06/01/51(b)	320	281,471
Series A, 5.00%, 06/01/61(b)	405	348,076
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	387,089
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, 1.95%, 09/01/32	110	96,450
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,355,428

		3,601,480

Total Municipal Bonds — 148.4% (Cost: $336,726,767)		344,042,387

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

District of Columbia — 0.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	$2,102	$2,050,766

Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,806,005

Michigan — 0.8%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,148	1,928,983

New York — 2.1%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,615	1,571,089
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,555,383
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,866,333

		4,992,805

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,840	2,723,925

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.8% (Cost: $13,567,724)		13,502,484

Total Long-Term Investments — 154.2% (Cost: $350,294,491)		357,544,871

	Shares

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(j)(k)	3,693,047	3,692,677

Total Short-Term Securities — 1.6% (Cost: $3,692,722)		3,692,677

Total Investments — 155.8% (Cost: $353,987,213)		361,237,548

Other Assets Less Liabilities — 1.5%		3,452,170
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%		(6,927,051)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.3)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$231,862,667

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$925,909	$2,764,325	(a)	$—	$2,682	$(239)	$3,692,677	3,693,047	$53,060	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	55	06/21/23	$6,350	$(199,796)
U.S. Long Bond	64	06/21/23	8,440	(323,324)
5-Year U.S. Treasury Note	47	06/30/23	5,168	(125,989)

				$(649,109)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$344,042,387	$—	$344,042,387
Municipal Bonds Transferred to Tender Option Bond Trusts	—	13,502,484	—	13,502,484
Short-Term Securities
Money Market Funds	3,692,677	—	—	3,692,677

	$3,692,677	$357,544,871	$—	$361,237,548

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(649,109)	$—	$—	$(649,109)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(6,873,307)	$—	$(6,873,307)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(132,773,307)	$—	$(132,773,307)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8